30. Provisions for Legal Claims (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	R$ 1,273,338	R$ 1,494,936
Provision for litigations, additions	482,748	463,385
Provision for litigations, reversals	(172,808)	(356,419)
Construction cost, additions	28,788	51,822
Additions to fixed assets in progress, additions	8,140	(2,622)
Discharges	(124,395)	(193,197)
Transfers	16,253	(184,567)
Provisions for legal claims, ending	1,512,064	1,273,338
Provisions for legal claims, current	112,000	0
Provisions for legal claims, noncurrent	1,400,064	1,273,338	R$ 1,494,936
Tax
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	236,877	327,048
Provision for litigations, additions	30,778	146,920
Provision for litigations, reversals	(136,771)	(203,016)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	(433)	(1,758)
Transfers	8,090	(32,317)
Provisions for legal claims, ending	138,541	236,877
Tax | Cofins
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	93,892	258,715
Provision for litigations, additions	8,888	28,563
Provision for litigations, reversals	(23,032)	(193,386)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	0	0
Transfers	0	0
Provisions for legal claims, ending	79,748	93,892
Tax | Others
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	142,985	68,333
Provision for litigations, additions	21,890	118,357
Provision for litigations, reversals	(113,739)	(9,630)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	(433)	(1,758)
Transfers	8,090	(32,317)
Provisions for legal claims, ending	58,793	142,985
Labors
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	458,901	408,133
Provision for litigations, additions	122,992	168,352
Provision for litigations, reversals	(18,518)	(9,824)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	(87,744)	(107,760)
Transfers	0	0
Provisions for legal claims, ending	475,631	458,901
Employee benefits
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	42,366	104,480
Provision for litigations, additions	61,765	7,583
Provision for litigations, reversals	(7,194)	(69,334)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	(7,498)	(363)
Transfers	0	0
Provisions for legal claims, ending	89,439	42,366
Civil
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	465,804	598,637
Provision for litigations, additions	264,605	127,755
Provision for litigations, reversals	(4,227)	(74,244)
Construction cost, additions	28,788	51,822
Additions to fixed assets in progress, additions	8,140	(2,622)
Discharges	(28,720)	(83,294)
Transfers	8,163	(152,250)
Provisions for legal claims, ending	742,553	465,804
Civil | Civil and administrative claims
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	295,484	325,217
Provision for litigations, additions	255,280	99,205
Provision for litigations, reversals	(3,240)	(53,965)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	(28,074)	(74,973)
Transfers	8,163	0
Provisions for legal claims, ending	527,613	295,484
Civil | Easements
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	99,380	62,869
Provision for litigations, additions	4,593	1,786
Provision for litigations, reversals	0	(17,141)
Construction cost, additions	4,503	49,842
Additions to fixed assets in progress, additions	2,641	2,575
Discharges	(181)	(551)
Transfers	0	0
Provisions for legal claims, ending	110,936	99,380
Civil | Expropriations and property
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	65,712	196,895
Provision for litigations, additions	848	26,764
Provision for litigations, reversals	(701)	(943)
Construction cost, additions	24,285	1,980
Additions to fixed assets in progress, additions	5,499	(5,197)
Discharges	(16)	(1,537)
Transfers	0	(152,250)
Provisions for legal claims, ending	95,627	65,712
Civil | Customers
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	5,228	13,656
Provision for litigations, additions	3,884	0
Provision for litigations, reversals	(286)	(2,195)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	(449)	(6,233)
Transfers	0	0
Provisions for legal claims, ending	8,377	5,228
Environmental
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	1,432	868
Provision for litigations, additions	960	564
Provision for litigations, reversals	(808)	0
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	0	0
Transfers	0	0
Provisions for legal claims, ending	1,584	1,432
Regulatory
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	67,958	55,770
Provision for litigations, additions	1,648	12,211
Provision for litigations, reversals	(5,290)	(1)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	0	(22)
Transfers	0	0
Provisions for legal claims, ending	R$ 64,316	R$ 67,958